Commodity risk management contracts (Summary of Gain (Loss) on the Commodity Risk Management Contracts) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Consolidated Statement Of Comprehensive Income [Abstract]
Realized loss on commodity risk management contracts	$ (83,244)
Unrealized gain on commodity risk management contracts	13,023
Total	$ (70,221)